Property and Equipment, Net - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 32,085	$ 23,399	$ 16,279
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	45,416	32,658	19,965
Less: Accumulated depreciation and amortization	(13,331)	(9,259)	(3,686)
Property and equipment, net	32,085	23,399	16,279
Computer hardware and software [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	868	732	533
Laboratory equipment [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20,815	19,590	8,040
Leasehold improvements [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,883	10,442	4,545
Manufacturing Equipment [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,214	0
Construction in progress [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,636	$ 1,894	$ 6,847